UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Oscar S. Schafer              New York, NY             5/15/06
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    23
                                                -------------

Form 13F Information Table Value Total:              $950,128
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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
                                     Form 13F INFORMATION TABLE


          COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
------------------------------ --------------- ----------- --------- ---------- --- ---- ---------- ---------- --------------------
                                                            VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE   SHARED NONE
------------------------------ --------------- ----------- --------- ---------- --- ---- ---------- ---------- -------- ------ ----
CBS CORP NEW                   CL B            124857202     42,445   1,770,000 SH          SOLE       X      1,770,000

CRYOLIFE INC                   PFD CV 6%       228903209      3,366      85,000 SH          SOLE       X         85,000

CRYOLIFE INC                   COM             228903100       8800   2,000,000 SH          SOLE       X      2,000,000

DRESSER-RAND GROUP INC         COM             261608103     67,873   2,731,300 SH          SOLE       X      2,731,300

FIRST DATA CORP                COM             319963104     41,670     890,000 SH          SOLE       X        890,000

FLAMEL TECHNOLOGIES SA         SPONSORED ADR   338488109     76,249   3,603,447 SH          SOLE       X      3,603,447

FLOWSERVE CORP                 COM             34354P105    111,074   1,903,900 SH          SOLE       X      1,903,900

FNX MNG CO INC                 COM             30253R101     47,697   4,273,900 SH          SOLE       X      4,273,900

HEXCEL CORP NEW                COM             428291108     24,147   1,099,100 SH          SOLE       X      1,099,100

LAS VEGAS SANDS CORP           COM             517834107     24,930     440,000 SH          SOLE       X        440,000

LIVE NATION INC                COM             538034109     41,533   2,093,400 SH          SOLE       X      2,093,400

MIRAMAR MINING CORP            COM             60466E100      7,640   2,253,700 SH          SOLE       X      2,253,700

NEW GOLD INC CDA               COM             644535106      6,076     653,318 SH          SOLE       X        653,318

NEXEN INC                      COM             65334H102     42,370     769,800 SH          SOLE       X        769,800

NOVEN PHARMACEUTICALS INC      COM             670009109     30,419   1,689,000 SH          SOLE       X      1,689,000

PHARMION CORP                  COM             71715B409     56,936   3,159,620 SH          SOLE       X      3,159,620

RCN CORP                       COM             749361200     13,480     520,447 SH          SOLE       X        520,447

TESCO CORP                     COM             88157K101     80,276   4,216,200 SH          SOLE       X      4,216,200

MOSAIC CO                      COM             61945A107     17,257   1,202,600 SH          SOLE       X      1,202,600

TYCO INTL LTD NEW              COM             902124106     38,976   1,450,000 SH          SOLE       X      1,450,000

TYCO INTL LTD NEW              COM             902124106     14,784     550,000 SH  CALL    SOLE       X        550,000

WRIGHT EXPRESS CORP            COM             98233Q105     73,743   2,629,000 SH          SOLE       X      2,629,000

WYNN RESORTS LTD               COM             983134107     78,387   1,020,000 SH          SOLE       X      1,020,000


23 TOTAL DATA RECORDS                                       950,128



NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.